Discontinued Operations (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	Jan. 21, 2021 NZD ($) $ / shares	Jan. 21, 2021 USD ($) $ / shares	Aug. 23, 2021 NZD ($)	Aug. 23, 2021 USD ($)	Jul. 31, 2021 NZD ($)	Jul. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 30, 2021 NZD ($)	Jan. 30, 2021 USD ($)	Jan. 21, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Inventory amount						$ 3,462	$ 11,881
Bendon Limited [Member] | Share Sale Agreement [Member]
IfrsStatementLineItems [Line Items]
Consideration paid | (per share)	$ 1.00	$ 0.72
Inventory amount	$ 18.2									$ 13,200
Inventory adjustment	4.8									3,500
Debt forgiveness								$ 43.1	$ 31,250
Notional amount	$ 7.0				$ 7.0	$ 4,900				$ 4,900
Borrowings, interest rate	2.50%		2.50%	2.50%						2.50%
Payments for sale from discontinued operations	$ 0.3	$ 200
Bendon Limited [Member] | Share Sale Agreement [Member] | Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Notional amount			$ 7.0	$ 4,900						$ 4,900